Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

4. Acquisitions

2010 acquisitions:

The Group acquired five entities in the poster-frame advertising business for fixed cash consideration of $5,347,562 in aggregate in 2010. There was no contingent consideration related to these acquisitions. The Group recognized acquired intangible assets of $1,192,206 and recognized goodwill of $3,958,444, which was assigned to the poster frame reporting unit.

2011 acquisitions:

The Group acquired four entities in the traditional outdoor billboards advertising business for total estimated consideration of $19,881,929, of which $4,366,267 was paid in 2011 and the remaining acquisition purchase price payable of $15,515,662 is unpaid, of which $2,409,602 was current and $13,106,060 was non-current (the four entities were subsequently disposed in 2012, see Note 5). The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition as follows:

	Value	Amortization period
Net assets acquired	$466,809
Intangible assets
Lease agreement	17,484,332	7-9 years
Customer base	6,170,136	5-10 years
Trademark	855,131	N/A
Non-compete agreement	253,628	3 years
Goodwill	19,731,162
Less: Noncontrolling interest	(19,102,245)
Deferred tax liabilities associated with acquired intangible assets	(5,977,024)

Total	$19,881,929

In addition, the Group acquired four entities in the LCD business and three entities in the poster-frame advertising business for cash consideration of $1,893,888 and $2,412,618 in aggregate, respectively, in 2011. There are no contingent consideration provisions related to these acquisitions. The Group recognized acquired intangible assets of $241,742 and $527,342 respectively, and recognized goodwill of $6,044,821 and $2,175,992, respectively.

2012acquisitions:

The Group did not acquire any subsidiary in 2012.

Pro forma results have not been shown for the years ended December 31, 2010 and 2011 as the acquisitions occurring during those periods, both individually and in the aggregate are not material to the consolidated statements of income for the relevant periods.